Income Taxes - Schedule of Income Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current income tax expense
Total current income tax expense	¥ 93		¥ 6,369	¥ 8,281
Deferred income tax expense
Total income tax expense
Total	93	$ 13	6,369	8,281
PRC [Member]
Current income tax expense
Total current income tax expense	93		7,395	8,281
Total income tax expense
Total	93		7,395	8,281
U.S. [Member]
Current income tax expense
Total current income tax expense			(1,026)
Total income tax expense
Total			¥ (1,026)